[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 4, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX EXTRA CREDIT)
       File Nos.:  333-93947 and 811-8836

Dear Sir or Madam:

In accordance  with the provisions of Rule 497(j) of the Securities Act of 1933, please  accept this  letter as  certification  that the  Variflex  Extra  Credit
Prospectus  and  Statement  of  Additional  Information  do not differ from that contained in Post-Effective  Amendment No. 5 to the Registration Statement filed under  the  Securities  Act of 1933 and  Amendment  No.  28 to the  Registration
Statement  filed  under  Investment  Company Act of 1940.  These  Post-Effective
Amendments were filed electronically April 30, 2004.

Please  contact me at (785) 438-3226 if you have any questions  concerning  this filing.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President, Associate General Counsel & Assistant Secretary
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com